Financial Instruments and Fair Value Measurements - Information about Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Foreign currency forward contracts [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Assets
Financial assets measured at fair value		$ 1.2
Liabilities
Financial liabilities measured at fair value	0.1
Level 1 [Member]
Assets
Financial assets measured at fair value		0
Liabilities
Financial liabilities measured at fair value	0
Level 2 [Member]
Assets
Financial assets measured at fair value		1.2
Liabilities
Financial liabilities measured at fair value	0.1
Level 3 [Member]
Assets
Financial assets measured at fair value		0
Liabilities
Financial liabilities measured at fair value	$ 0